Property and Equipment, Net	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment as of June 30, 2019 and December 31, 2018 consist of the following:

	June 30, 2019	December 31, 2018
Plant and machinery	$1,779,143	$1,770,626
Automobiles	139,668	139,380
Office and computer equipment	30,566	37,005
Total property and equipment	1,949,377	1,947,011
Less: Accumulated depreciation	(1,095,873)	(685,518)
Property and equipment, net	$853,504	$1,261,493

Depreciation were $414,224 and $103,922 for the six months ended June 30, 2019 and 2018, respectively. The Company did not record any impairment on its property and equipment for the six months ended June 30, 2019 and 2018.